SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through May 14, 2024, which is the date when the financial statements were issued.

On February 27, 2024, the Consortium comprises of Dr. Gang Yu, co-founder and co-chairman, Mr. Junling Liu, co-founder, co-chairman and chief executive officer of the Company and certain investors, announced that it would withdraw the Proposed Transaction started on September 9, 2022. The Consortium will formally terminate further negotiation with the special committee of the Company’s board of directors regarding the transactions as contemplated by the Proposed Transaction.